Share capital and share-based payments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of changes in RSU's issued

The changes in RSU’s issued during the years ended December 31, 2019 and 2018 was as follows:

	December 31,	December 31,
	2019	2018
	$	$
Outstanding, beginning of period	1,380,085	1,316,314
Granted	1,356,418	679,627
Exercised	(700,698)	(614,572)
Forfeited	(405,382)	(1,284)
Outstanding, end of period	1,630,423	1,380,085